Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of RSUs
Unvested, beginning balance	2,271,684
Granted	1,080,260
Vested	(1,762,733)
Forfeited	(72,313)
Unvested, ending balance	1,516,898	2,271,684
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 13.25
Granted (in dollars per share)	6.31
Vested (in dollars per share)	10.35
Forfeited (in dollars per share)	11.52
Unvested, ending balance (in dollars per share)	$ 11.76	$ 13.25
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2017	7 years 10 months 24 days	8 years 6 months
Aggregated intrinsic value
Unvested, December 31, 2017 (in dollars)	$ 12,105